Other Financial Liabilities	12 Months Ended
Dec. 31, 2020
OTHER FINANCIAL LIABILITIES
Other Financial Liabilities

20.  OTHER FINANCIAL LIABILITIES.

  The balance of other financial liabilities as of December 31, 2020 and 2019 is as follows:

	12-31-2020		21-31-2019
	Current	Non-current	Current	Non-current
Other financial liabilities	ThCh$	ThCh$	ThCh$	ThCh$
Interest –bearing borrowings	152,076,992	1,467,421,655	158,562,319	1,667,271,871
Hedging derivatives (*)	5,398,864	16,167,471	48,225,766	25,208,326
Non-hedging derivatives (**)	23,285	—	2,026,476	124,048
Total	157,499,141	1,483,589,126	208,814,561	1,692,604,245

(*) See Note 23.2.a

(**)See Note 23.2.b

20.1 Interest-bearing borrowings

      The detail of current and non-current interest-bearing borrowings as of December 31, 2020 and 2019 is as follows:

	12-31-2020		12-31-2019
	Current	Non-current	Current	Non-current
Classes of Interest-bearing borrowings	ThCh$	ThCh$	ThCh$	ThCh$
Interest-bearing borrowings	152,076,992	1,467,421,655	158,562,319	1,667,271,871
Secured bank loans	106,783,562	21,315,003	113,247,263	135,297,019
Unsecured bank loans	4	—	5	—
Unsecured obligations with the public	45,293,426	1,446,106,652	45,315,051	1,531,974,852
Total	152,076,992	1,467,421,655	158,562,319	1,667,271,871

Bank borrowings by currency and contractual maturity as of December 31, 2020 and 2019 are as follows:

-	Summary of bank borrowings by currency and maturity

					Maturity			Maturity
Country	Currency	Effective Interest	Nominal Interest	Secured / Unsecured	One to three months	Three to twelve months	Total Current 12-31-2020	One to two years	Two to three years	Total Non- Current
		Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	1.77%	1.77%	Secured	-	106,783,562	106,783,562	21,315,003	-	21,315,003
Chile	CLP	6.00%	6.00%	Unsecured	4	-	4	-	-	-
				Total	4	106,783,562	106,783,566	21,315,003	-	21,315,003

					Maturity			Maturity
Country	Currency	Effective Interest	Nominal Interest	Secured / Unsecured	One to three months	Three to twelve months	Total Current 12-31-2019	One to two years	Two to three years	Total Non- Current
		Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	3.31%	3.31%	Sí	134,532	113,112,731	113,247,263	112,747,516	22,549,503	135,297,019
Chile	CLP	6.00%	6.00%	No	5	-	5	-	-	-
				Total	134,537	113,112,731	113,247,268	112,747,516	22,549,503	135,297,019

Fair value measurement and hierarchy

The fair value of current and non-current bank borrowings as of December 31, 2020 is ThCh$127,771,152 (ThCh$247,030,075 as of December 31,2019). The borrowings has been categorized as Level 2 fair value measurement based on the entry data used in the valuation techniques (see Note 3.h).

Identification of bank borrowings by company

											12-31-2020
											Current			Non-current
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Type of Amortization	Secured	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Total Non- Current ThCh$
96.800.570-7	Enel Distribución Chile S.A.	Chile	97.036.000-k	Banco Santander (Overdraft line)	Chile	CLP	6.00%	6.00%	Upon expiration	No	1	—	1	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander (Overdraft line)	Chile	CLP	6.00%	6.00%	Upon expiration	No	3	—	3	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	US$	2.10%	2.10%	Upon expiration	Yes	—	—	0	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Foreign	Inter-American Development Bank ( BID )	E.E.U.U.	US$	1.50%	1.50%	Upon expiration	Yes	—	39,966	39,966	21,315,003	—	—
76.321.458-3	Almeyda Solar SPA	Chile	91.018.000-1	Scotiabank Chile	Chile	US$	2.03%	2.03%	Upon expiration	Yes	—	106,743,596	106,743,596	—	—	—
							Total				4	106,783,562	106,783,566	21,315,003	—	21,315,003

											12-31-2019
											Current			Non-current
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Type of Amortization	Secured	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Total Non- Current ThCh$
96.800.570-7	Enel Distribución Chile S.A.	Chile	97.036.000-k	Banco Santander (Overdraft line)	Chile	CLP	6.00%	6.00%	Upon expiration	No	1	—	1	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander (Overdraft line)	Chile	CLP	6.00%	6.00%	Upon expiration	No	4	—	4	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	US$	2.10%	2.10%	Upon expiration	Yes	134,532	112,747,516	112,882,048	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Foreign	Inter-American Development Bank ( BID )	E.E.U.U.	US$	1.50%	1.50%	Upon expiration	Yes	—	43,220	43,220	—	22,549,503	22,549,503
76.321.458-3	Almeyda Solar SPA	Chile	91.018.000-1	Scotiabank Chile	Chile	US$	2.03%	2.03%	Upon expiration	Yes	—	321,995	321,995	112,747,516	—	112,747,516
							Total				134,537	113,112,731	113,247,268	112,747,516	22,549,503	135,297,019

20.2 Unsecured liabilities

The detail of Unsecured Liabilities by currency and maturity as of December 31, 2020 and 2019, is as follows:

Summary of Unsecured liabilities by currency and maturity

								Non-Current
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured	Less than 90 days	Three to Twelve months	Total Current 12-31-2020	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2020
Country	Currency	Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.71%	6.49%	No	9,140,614	2,551,520	11,692,134	—	—	282,085,533	—	914,327,429	1,196,412,962
Chile	UF	6.00%	5.48%	No	—	33,601,292	33,601,292	32,474,175	32,474,175	32,474,175	32,474,175	119,796,990	249,693,690
				Total	9,140,614	36,152,812	45,293,426	32,474,175	32,474,175	314,559,708	32,474,175	1,034,124,419	1,446,106,652

								Non-Current
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured	Less than 90 days	Three to Twelve months	Total Current 12-31-2019	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2019
Country	Currency	Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.59%	6.49%	No	7,700,030	4,755,019	12,455,049	—	—	—	296,420,703	961,519,091	1,257,939,794
Chile	U.F.	6.00%	5.48%	No	—	32,860,002	32,860,002	31,624,776	31,624,776	31,624,776	31,624,776	147,535,954	274,035,058
				Total	7,700,030	37,615,021	45,315,051	31,624,776	31,624,776	31,624,776	328,045,479	1,109,055,045	1,531,974,852

Individual identification of Unsecured liabilities by debtor.

											12-31-2020
											Current			Non-Current
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Maturity	Secured	Less than 90 days ThCh$	Three to Twelve months	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-1	E.E.U.U	US$	7,96%	7,88%	Upon expiration	No	4,802,802	—	4,802,802	—	—	—	—	145,773,744	145,773,744
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-2	E.E.U.U	US$	7,40%	7,33%	Upon expiration	No	1,535,840	—	1,535,840	—	—	—	—	49,297,180	49,297,180
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-3	E.E.U.U	US$	8,26%	8,13%	Upon expiration	No	972,757	—	972,757	—	—	—	—	23,349,497	23,349,497
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Unica 24296	E.E.U.U	US$	4,32%	4,25%	Upon expiration	No	—	2,551,520	2,551,520	—	—	282,085,533	—		282,085,533
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander -317 Serie-H	Chile	UF	7,17%	6,20%	Semestral	No	—	6,682,676	6,682,676	6,046,629	6,046,629	6,046,629	6,046,629	15,431,031	39,617,547
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander 522 Serie-M	Chile	UF	4,82%	4,75%	Semestral	No	—	26,918,616	26,918,616	26,427,546	26,427,546	26,427,546	26,427,546	104,365,959	210,076,143
76.536.353-5	Enel Chile S.A.	Chile	Foreign	BNY Mellon - Unica	E.E.U.U	US$	5,24%	4,88%	Upon expiration	No	1,829,215	—	1,829,215					695,907,008	695,907,008
										Total Unsecured Bonds	9,140,614	36,152,812	45,293,426	32,474,175	32,474,175	314,559,708	32,474,175	1,034,124,419	1,446,106,652

											12-31-2019
											Current			Non-Current
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Maturity	Secured	Less than 90 days ThCh$	Three to Twelve months	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-1	E.E.U.U	US$	7,96%	7,88%	Upon expiration	No	5,058,091	—	5,058,091	—	—	—	—	153,480,285	153,480,285
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-2	E.E.U.U	US$	7,40%	7,33%	Upon expiration	No	1,617,476	—	1,617,476	—	—	—	—	51,960,662	51,960,662
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-3	E.E.U.U	US$	8,26%	8,13%	Upon expiration	No	1,024,463	—	1,024,463	—	—	—	—	24,876,133	24,876,133
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Unica 24296	E.E.U.U	US$	4,32%	4,25%	Upon expiration	No	—	2,828,573	2,828,573	—	—	—	296,420,703	—	296,420,703
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander -317 Serie-H	Chile	UF	7,17%	6,20%	Semestral	No	—	6,592,332	6,592,332	5,888,467	5,888,467	5,888,467	5,888,467	20,428,651	43,982,519
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander 522 Serie-M	Chile	UF	4,82%	4,75%	Semestral	No	—	26,267,670	26,267,670	25,736,309	25,736,309	25,736,309	25,736,309	127,107,303	230,052,539
76.536.353-5	Enel Chile S.A.	Chile	Foreign	BNY Mellon - Unica	E.E.U.U	US$	5,24%	4,88%	Upon expiration	No	—	1,926,446	1,926,446	—	—	—	—	731,202,011	731,202,011
										Total Unsecured Bonds	7,700,030	37,615,021	45,315,051	31,624,776	31,624,776	31,624,776	328,045,479	1,109,055,045	1,531,974,852

20.3 Secured liabilities

As of December 31, 2020 and 2019, there were no secured bonds.

Fair value measurement and hierarchy

The fair value of the current and non-current secured and unsecured liabilities as of December 31, 2020 ThCh$1,866,198,159 (ThCh$1,941,481,412 as of December 31, 2019). These liabilities has been categorized as Level 2 (See Note 3.h). It is important to note that these financial liabilities are measured at amortized cost (See Note 3.g.4).

20.4 Hedged debt

The debt denominated in U.S. dollars for ThCh$1,931,705,893 held by the Group as of December 31, 2020, is related to future cash flow hedges for the Group’s U.S. dollar-linked operating revenues (ThCh$1,585,140,233 as of December 31, 2019) (see Note 3.g.5).

The following table details changes in “Reserve for cash flow hedges” as of December 31, 2020, 2019 and 2018, due to exchange differences from this debt:

	For the years ended December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Balance in hedging reserves (hedging income) at the beginning of the period, net	(189,813,409)	(127,508,852)	(27,168,007)
Exchange differences recorded in shareholders' equity, net	98,288,849	(77,347,380)	(101,790,308)
Exchange differences charged to income, net	31,178,897	15,042,823	12,478,369
Other (OPA 33.57% 02.04.2018 on Enel Generación Chile)	—	—	(11,028,906)
Balance in hedging reserves (hedging income) at the end of the period, net	(60,345,663)	(189,813,409)	(127,508,852)

20.5 Other information

As of December 31, 2020, the Group has unconditional long-term lines of credit for  ThCh$140,143,000 (ThCh$146,268,500  as of December 31, 2019) at its disposal.

20.6 Future Undiscounted debt flows.

The following tables are the estimates of undiscounted flows by type of financial debt:

a)	Summary of secured and unsecured bank borrowings

			Current			Non-Current					Current			Non-Current
			Maturity		Current	Maturity				Total Non-Current	Maturity		Current	Maturity				Total Non-Current
Country	Currency	Nominal Interest Rate	One to Three Months	Three to twelve months	as of 12-31-2020	One to two years	Two to Three Years	Three to four years	More than five years	as of 12-31-2020	One to Three Months	Three to twelve months	as of 12-31-2020	One to two years	Two to Three Years	Three to four years	More than five years	as of 12-31-2020
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$			ThCh$
Chile	US$	1.77%	845,182	109,110,564	109,955,746	21,608,084	-	-	-	21,608,084	2,542,588	120,375,278	122,917,866	118,121,339	22,859,559	-	-	140,980,898
Chile	CLP	6.00%	4	-	4	-	-	-	-	-	5	-	5	-	-	-	-	-
Totals			845,186	109,110,564	109,955,750	21,608,084	-	-	-	21,608,084	2,542,593	120,375,278	122,917,871	118,121,339	22,859,559	-	-	140,980,898

b)	Summary of Guaranteed and Unsecured bonds

						Non-Current						Current			Non-Current
			Maturity		Total Current	Maturity					Total Non-Current	Maturity		Total Current	Maturity					Total Non-Current
Country	Currency	Nominal Interest Rate	One to Three Months	Three to twelve months	as of 12-31-2020	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12-31-2020	One to Three Months	Three to twelve months	as of 12-31-2019	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12-31-2019
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.49%	16,734,114	50,202,339	66,936,453	66,936,453	66,936,453	342,771,185	54,388,490	1,256,555,902	1,787,588,483	17,750,370	53,251,108	71,001,478	71,001,479	71,001,479	71,001,479	362,787,755	1,387,871,953	1,963,664,145
Chile	U.F.	5.48%	3,570,187	42,691,404	46,261,591	44,640,241	43,018,892	41,397,542	39,776,193	138,302,651	307,135,519	6,136,022	49,438,671	55,574,693	53,077,463	50,580,233	48,083,003	45,585,772	186,005,287	383,331,758
Totals			20,304,301	92,893,743	113,198,044	111,576,694	109,955,345	384,168,727	94,164,683	1,394,858,553	2,094,724,002	23,886,392	102,689,779	126,576,171	124,078,942	121,581,712	119,084,482	408,373,527	1,573,877,240	2,346,995,903

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